Putnam Convertible Securities Fund
The fund's portfolio
1/31/22 (Unaudited)

CONVERTIBLE BONDS AND NOTES (72.2%)(a)
	Principal amount	Value
Airlines (2.2%)
JetBlue Airways Corp. 144A cv. sr. unsec. notes 0.50%, 4/1/26	$4,130,000	$3,951,249
Southwest Airlines Co. cv. sr. unsec. notes 1.25%, 5/1/25	10,933,000	14,896,483

		18,847,732
Automotive (1.8%)
Ford Motor Co. 144A cv. sr. unsec. notes zero %, 3/15/26	11,625,000	15,770,402

		15,770,402
Biotechnology (4.2%)
Exact Sciences Corp. cv. sr. unsec. sub. notes 0.375%, 3/1/28	6,695,000	6,396,229
Guardant Health, Inc. cv. sr. unsec. sub. notes zero %, 11/15/27	5,345,000	4,542,716
Halozyme Therapeutics, Inc. 144A cv. sr. unsec. notes 0.25%, 3/1/27	5,380,000	4,637,935
Innoviva, Inc. cv. sr. unsec. notes 2.50%, 8/15/25	4,435,000	5,158,590
Insmed, Inc. cv. sr. unsec. sub. notes 0.75%, 6/1/28	3,330,000	3,225,105
Ironwood Pharmaceuticals, Inc. cv. sr. unsec. notes 1.50%, 6/15/26	5,830,000	6,455,651
NeoGenomics, Inc. cv. sr. unsec. notes 0.25%, 1/15/28	8,740,000	6,484,178

		36,900,404
Cable television (3.4%)
Cable One, Inc. 144A company guaranty cv. sr. unsec. notes 1.125%, 3/15/28	4,930,000	4,567,645
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	5,277,000	4,911,776
DISH Network Corp. cv. sr. unsec. notes zero %, 12/15/25	4,410,000	4,300,494
Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23	3,306,000	4,529,220
Liberty Media Corp. cv. sr. unsec. unsub. bonds 0.50%, 12/1/50	5,116,000	6,872,960
Liberty Media Corp. 144A cv. sr. unsec. unsub. bonds 2.75%, 12/1/49	4,893,000	5,014,904

		30,196,999
Commercial and consumer services (3.8%)
Block, Inc. cv. sr. unsec. notes 0.125%, 3/1/25	4,195,000	5,265,684
Block, Inc. cv. sr. unsec. sub. notes 0.25%, 11/1/27	5,896,000	5,491,022
Booking Holdings, Inc. cv. sr. unsec. notes 0.75%, 5/1/25	7,425,000	11,086,495
Liberty TripAdvisor Holdings, Inc. 144A sr. unsec. bonds 0.50%, 6/30/51	5,905,000	4,804,457
Shift4 Payments, Inc. 144A cv. sr. unsec. sub. notes zero %, 12/15/25	7,103,000	7,130,307

		33,777,965
Computers (10.9%)
3D Systems Corp. 144A cv. sr. unsec. notes zero %, 11/15/26	5,177,000	4,568,484
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27	8,716,000	9,962,388
Bentley Systems, Inc. 144A cv. sr. unsec. sub. notes 0.375%, 7/1/27	7,489,000	6,421,818
BigCommerce Holdings, Inc. 144A cv. sr. unsec. notes 0.25%, 10/1/26	6,634,000	5,672,898
Box, Inc. sr. unsec. notes zero %, 1/15/26	5,882,000	7,006,616
Cloudflare, Inc. 144A cv. sr. unsec. notes zero %, 8/15/26	9,846,000	9,140,550
Confluent, Inc. 144A cv. sr. unsec. unsub. notes zero %, 1/15/27	5,375,000	5,266,690
CyberArk Software, Ltd. cv. sr. unsec. notes zero %, 11/15/24, (Israel)	4,795,000	5,325,113
Datadog, Inc. cv. sr. unsec. notes 0.125%, 6/15/25	3,440,000	5,891,067
DigitalOcean Holdings, Inc. 144A cv. sr. unsec. notes zero %, 12/1/26	5,391,000	4,359,642
Envestnet, Inc. 144A cv. company guaranty sr. unsec. notes 0.75%, 8/15/25	5,289,000	5,096,308
Five9, Inc. cv. sr. unsec. notes 0.50%, 6/1/25	2,847,000	3,327,923
Lumentum Holdings, Inc. cv. sr. unsec. notes 0.50%, 12/15/26	6,030,000	7,237,541
RingCentral, Inc. cv. sr. unsec. notes zero %, 3/1/25	5,171,000	4,728,172
Splunk, Inc. cv. sr. unsec. notes 1.125%, 6/15/27	6,375,000	5,788,778
Zscaler, Inc. cv. sr. unsec. notes 0.125%, 7/1/25	4,080,000	7,369,647

		97,163,635
Consumer cyclicals (0.5%)
Patrick Industries, Inc. 144A company guaranty cv. sr. unsec. notes 1.75%, 12/1/28	5,120,000	4,824,307

		4,824,307
Consumer finance (1.0%)
SoFi Technologies, Inc. 144A cv. sr. unsec. notes zero %, 10/15/26	6,314,210	5,858,749
Upstart Holdings, Inc. 144A cv. sr. unsec. unsub. notes 0.25%, 8/15/26	3,055,000	2,641,221

		8,499,970
Consumer goods (0.4%)
Beauty Health Co. (The) 144A cv. sr. unsec. sub. notes 1.25%, 10/1/26	4,618,000	3,849,103

		3,849,103
Consumer services (5.0%)
Airbnb, Inc. 144A cv. sr. unsec. sub. notes zero %, 3/15/26	8,192,000	7,782,458
Etsy, Inc. 144A cv. sr. unsec. notes 0.25%, 6/15/28	8,840,000	8,729,500
Fiverr International, Ltd. cv. sr. unsec. notes zero %, 11/1/25, (Israel)	4,733,000	4,130,510
IAC Financeco 2, Inc. 144A cv. company guaranty sr. unsec. notes 0.875%, 6/15/26	5,408,000	7,772,785
Lyft, Inc. cv. sr. unsec. notes 1.50%, 5/15/25	3,010,000	3,777,042
Uber Technologies, Inc. cv. sr. unsec. notes zero %, 12/15/25	4,601,000	4,308,591
Wayfair, Inc. cv. sr. unsec. notes 0.625%, 10/1/25	5,175,000	4,535,056
Zillow Group, Inc. cv. sr. unsec. notes 2.75%, 5/15/25	3,067,000	3,547,176

		44,583,118
Electronics (1.7%)
Impinj, Inc. 144A cv. sr. unsec. notes 1.125%, 5/15/27	5,260,000	5,541,570
ON Semiconductor Corp. 144A cv. sr. unsec. notes zero %, 5/1/27	7,349,000	9,811,808

		15,353,378
Energy (other) (1.8%)
Enphase Energy, Inc. 144A cv. sr. unsec. notes zero %, 3/1/28	4,890,000	4,462,691
SolarEdge Technologies, Inc. cv. sr. unsec. notes zero %, 9/15/25, (Israel)	5,614,000	6,541,155
Sunrun, Inc. 144A cv. sr. unsec. notes zero %, 2/1/26	6,646,000	4,967,885

		15,971,731
Entertainment (3.9%)
IMAX Corp. 144A cv. sr. unsec. unsub. notes 0.50%, 4/1/26, (Canada)	6,951,000	6,565,220
NCL Corp, Ltd. cv. company guaranty sr. unsec. notes 5.375%, 8/1/25	3,034,000	4,332,746
NCL Corp, Ltd. 144A cv. sr. unsec. notes 1.125%, 2/15/27	5,636,000	5,358,977
Royal Caribbean Cruises, Ltd. cv. sr. unsec. notes 2.875%, 11/15/23	8,826,000	10,467,405
Vail Resorts, Inc. cv. sr. unsec. sub. notes zero %, 1/1/26	8,100,000	8,114,912

		34,839,260
Gaming and lottery (0.5%)
DraftKings, Inc. 144A cv. sr. unsec. unsub. notes zero %, 3/15/28	6,192,000	4,711,986

		4,711,986
Health care services (1.2%)
Brookdale Senior Living, Inc. 144A cv. sr. unsec. unsub. notes 2.00%, 10/15/26	5,752,000	5,754,991
Teladoc Health, Inc. cv. sr. unsec. sub. notes 1.25%, 6/1/27	5,590,000	4,969,510

		10,724,501
Homebuilding (0.5%)
Winnebago Industries, Inc. cv. sr. unsec. notes 1.50%, 4/1/25	4,060,000	4,834,623

		4,834,623
Machinery (0.9%)
Middleby Corp. (The) cv. sr. unsec. notes 1.00%, 9/1/25	5,336,000	8,116,344

		8,116,344
Manufacturing (0.7%)
John Bean Technologies Corp. 144A cv. sr. unsec. notes 0.25%, 5/15/26	6,442,000	6,562,767

		6,562,767
Medical technology (3.6%)
China Medical Technologies, Inc. cv. sr. unsec. bonds Ser. CMT, 4.00%, 8/15/22, (China) (In default)(NON)(F)	3,213,000	205,632
China Medical Technologies, Inc. 144A cv. sr. unsec. notes 6.25%, 12/16/22, (China) (In default)(NON)(F)	3,544,000	198,464
CONMED Corp. cv. sr. unsec. notes 2.625%, 2/1/24	4,035,000	6,514,508
Envista Holdings Corp. cv. sr. unsec. notes 2.375%, 6/1/25	1,698,000	3,619,924
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26	3,924,000	4,985,442
Natera, Inc. cv. sr. unsec. notes 2.25%, 5/1/27	1,346,000	2,712,190
Omnicell, Inc. cv. sr. unsec. notes 0.25%, 9/15/25	3,779,000	6,070,715
Repligen Corp. cv. sr. unsec. notes 0.375%, 7/15/24	2,010,000	3,607,791
Tandem Diabetes Care, Inc. 144A cv. sr. unsec. notes 1.50%, 5/1/25	3,502,000	4,440,536

		32,355,202
Oil and gas (2.8%)
EQT Corp. cv. sr. unsec. notes 1.75%, 5/1/26	4,585,000	7,448,300
Pioneer Natural Resources Co. cv. sr. unsec. notes 0.25%, 5/15/25	8,420,000	17,455,713

		24,904,013
Pharmaceuticals (1.8%)
DexCom, Inc. cv. sr. unsec. unsub. notes 0.25%, 11/15/25	9,485,000	10,085,460
Pacira Pharmaceuticals, Inc. cv. sr. unsec. sub. notes 0.75%, 8/1/25	5,050,000	5,749,544

		15,835,004
Restaurants (1.5%)
Cheesecake Factory, Inc. (The) cv. sr. unsec. sub. notes 0.375%, 6/15/26	8,391,000	7,391,660
Shake Shack, Inc. 144A cv. sr. unsec. notes zero %, 3/1/28	7,555,000	6,248,605

		13,640,265
Retail (2.8%)
American Eagle Outfitters, Inc. cv. sr. unsec. unsub. notes 3.75%, 4/15/25	850,000	2,339,625
Burlington Stores, Inc. cv. sr. unsec. notes 2.25%, 4/15/25	6,164,000	8,033,790
Dick's Sporting Goods, Inc. cv. sr. unsec. notes 3.25%, 4/15/25	1,425,000	5,076,459
National Vision Holdings, Inc. cv. sr. unsec. sub. notes 2.50%, 5/15/25	3,145,000	4,662,463
RH cv. sr. unsec. notes zero %, 9/15/24	2,361,000	4,566,769

		24,679,106
Schools (0.6%)
Chegg, Inc. cv. sr. unsec. notes zero %, 9/1/26	6,583,000	5,310,638

		5,310,638
Semiconductor (0.3%)
Teradyne, Inc. cv. sr. unsec. notes 1.25%, 12/15/23	840,000	3,112,105

		3,112,105
Software (7.8%)
Avalara, Inc. 144A cv. sr. unsec. notes 0.25%, 8/1/26	6,278,000	5,566,253
Bill.com Holdings, Inc. cv. sr. unsec. notes zero %, 12/1/25	7,050,000	9,841,800
Ceridian HCM Holding, Inc. 144A cv. sr. unsec. notes 0.25%, 3/15/26	6,786,000	6,218,081
Coupa Software, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	6,009,000	5,355,231
Everbridge, Inc. 144A cv. sr. unsec. notes zero %, 3/15/26	5,451,000	4,453,467
HubSpot, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	2,722,000	4,955,401
MicroStrategy, Inc. 144A cv. sr. unsec. notes zero %, 2/15/27	3,840,000	2,501,439
Okta, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	9,946,000	11,072,701
SailPoint Technologies Holding, Inc. cv. sr. unsec. notes 0.125%, 9/15/24	1,488,000	2,200,239
Shopify, Inc. cv. sr. unsec. notes 0.125%, 11/1/25, (Canada)	4,865,000	5,178,793
Unity Software, Inc. 144A cv. sr. unsec. notes zero %, 11/15/26	7,310,000	6,114,815
Zendesk, Inc. cv. sr. unsec. notes 0.625%, 6/15/25	5,610,000	6,473,940

		69,932,160
Technology services (5.9%)
fuboTV, Inc. 144A cv. sr. unsec. notes 3.25%, 2/15/26	4,587,000	3,523,853
Palo Alto Networks, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	13,105,000	23,168,502
Perficient, Inc. 144A cv. sr. unsec. notes 0.125%, 11/15/26	5,183,000	4,557,592
Snap, Inc. cv. sr. unsec. sub. notes 0.75%, 8/1/26	1,260,000	2,043,648
Snap, Inc. 144A cv. sr. unsec. notes zero %, 5/1/27	6,401,000	5,492,483
TechTarget, Inc. 144A cv. sr. unsec. unsub. notes zero %, 12/15/26	5,372,000	4,936,868
Twitter, Inc. 144A cv. sr. unsec. sub. notes zero %, 3/15/26	9,982,000	8,834,070

		52,557,016
Telecommunications (—%)
Powerwave Technologies, Inc. cv. unsec. sub. notes 3.875%, 10/1/27, (In default)(NON)(F)	5,121,000	512

		512
Utilities and power (0.7%)
NextEra Energy Partners LP 144A company guaranty cv. sr. unsec. notes zero %, 11/15/25	6,070,000	6,288,769

		6,288,769

Total convertible bonds and notes (cost $626,136,565)		$644,143,015

CONVERTIBLE PREFERRED STOCKS (20.2%)(a)
	Shares	Value
Banking (0.8%)
Bank of America Corp. Ser. L, 7.25% cv. pfd.	5,530	$7,766,940

		7,766,940
Commercial and consumer services (0.6%)
Sabre Corp. $6.50 cv. pfd.	40,715	4,960,785

		4,960,785
Consumer (0.9%)
Stanley Black & Decker, Inc. $5.25 cv. pfd.(S)	75,740	7,895,082

		7,895,082
Electric utilities (5.2%)
AES Corp. (The) $6.875 cv. pfd.(S)	79,100	7,212,601
American Electric Power Co., Inc. $3.06 cv. pfd.	122,135	6,482,926
DTE Energy Co. $3.13 cv. pfd.	151,790	7,718,522
NextEra Energy, Inc. $2.64 cv. pfd.	346,785	17,682,567
PG&E Corp. $5.50 cv. pfd.	57,695	7,001,626

		46,098,242
Electronics (2.7%)
Broadcom, Inc. 8.00% cv. pfd.	13,297	24,413,890

		24,413,890
Financial (1.5%)
2020 Mandatory Exchange 144A 6.50% cv. pfd.(NON)	3,015	3,423,895
KKR & Co., Inc. $3.00 cv. pfd.(S)	114,723	10,201,897

		13,625,792
Food (1.0%)
Bunge, Ltd. $4.88 cv. pfd.	66,166	8,623,924

		8,623,924
Medical technology (4.4%)
Avantor, Inc. $3.13 cv. pfd.	74,025	8,452,229
Boston Scientific Corp. $5.50 cv. pfd.	57,328	6,687,679
Danaher Corp. 5.00% cv. pfd.(S)	12,820	19,738,336
Elanco Animal Health, Inc. $2.50 cv. pfd.	110,942	4,629,610

		39,507,854
Metals (0.8%)
RBC Bearings, Inc. $5.00 cv. pfd.	74,128	7,113,874

		7,113,874
Software (0.5%)
Clarivate PLC $5.25 cv. pfd. (United Kingdom)	71,074	4,883,630

		4,883,630
Telecommunications (1.1%)
T-Mobile US, Inc. 144A 5.25% cv. pfd.(NON)	9,670	9,617,736

		9,617,736
Trucks and parts (0.7%)
Aptiv PLC $5.50 cv. pfd.	39,535	6,117,525

		6,117,525

Total convertible preferred stocks (cost $162,601,709)		$180,625,274

COMMON STOCKS (2.3%)(a)
	Shares	Value
Bank of America Corp.	132,250	$6,102,015
GT Advanced Technologies, Inc.(F)	552	—
Microchip Technology, Inc.	44,639	3,458,630
ServiceNow, Inc.(NON)	4,910	2,876,180
Tesla, Inc.(NON)	5,200	4,870,944
TPG, Inc.(NON)(S)	84,666	2,842,238

Total common stocks (cost $18,640,072)		$20,150,007

SHORT-TERM INVESTMENTS (7.0%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 0.14%(AFF)	16,290,060	$16,290,060
Putnam Short Term Investment Fund Class P 0.16%(AFF)	45,944,857	45,944,857

Total short-term investments (cost $62,234,917)		$62,234,917
TOTAL INVESTMENTS

Total investments (cost $869,613,263)		$907,153,213

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2021 through January 31, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $892,408,762.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/22
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$46,621,830	$48,359,655	$78,691,425	$9,086	$16,290,060
	Putnam Short Term Investment Fund**	22,437,913	116,045,360	92,538,416	7,292	45,944,857

	Total Short-term investments	$69,059,743	$164,405,015	$171,229,841	$16,378	$62,234,917
	* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
	# At the close of the reporting period, the fund received cash collateral of $16,350,782 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $16,290,060.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer cyclicals	$4,870,944	$—	$—
Financials	8,944,253	—	—
Technology	6,334,810	—	—

Total common stocks	20,150,007	—	—
Convertible bonds and notes	—	643,738,407	404,608
Convertible preferred stocks	24,165,493	156,459,781	—
Short-term investments	—	62,234,917	—

Totals by level	$44,315,500	$862,433,105	$404,608
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com